COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LIABILITY	Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:
Remaining lease term (in years)	0.25
Discount rate	12%
Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:
Remaining lease term (in years)	0.25
Discount rate	12%

SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	39,637
Present value of remaining lease payments	$3,563

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2026	$43,200
Total remaining lease payments	43,200
Less: imputed interest	36,110
Present value of remaining lease payments	$7,090